UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KERN Cobalt Co-Invest Partners AP LP
Address:  c/o KERN Partners Ltd.
          Centennial Place East, 3110-520 3rd Avenue SW
          Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-14216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Jeff van Steenbergen
Title:   Director
Phone:   (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen
______________________________

Calgary, Alberta, Canada

October 30, 2012

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






































    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:        $599,949
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number          Name

1       28-14215                      KERN Partners Ltd.
2       28-14217                      KERN Energy Partners Management III Ltd.








































































                                                  FORM 13F INFORMATION TABLE


COLUMN 1         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5

                                             VALUE      SHRS OR      SH/   PUT/
NAME OF ISSUER   TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT      PRN   CALL

COBALT INTL
ENERGY INC       COM             19075F106   599,949    26,939,795   SH



COLUMN 6      COLUMN 7   COLUMN 8

INVESTMENT    OTHER      VOTING   AUTHORITY
DISCRETION    MANAGER    SOLE     SHARED        NONE

OTHER         1,2        0        26,939,795    0